SCHEDULE OF MOVEMENT OF ALLOWANCE FOR CREDIT LOSS (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Beginning balance	$ 8,049	¥ 57,146
Charge to (reversal of) expense	(1,831)	(13,001)	57,146
Less: dissolution of subsidiaries and branches	(206)	(1,462)
Ending balance	$ 6,012	¥ 42,683	¥ 57,146